SUMMARY OF SIGNIFICANT ACCOUNTING POL (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended			6 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
FDIC insured amount		$ 250,000			$ 250,000	$ 250,000
Potentially un-collectable accounts					26,000	0	$ 0
Inventory		150,000			150,000	0
Net operating loss carry-forward		$ 5,460,238			$ 5,460,238	$ 4,324,061
Deferred tax assets future periods					20 years	20 years
Conversion of notes into common share					622,222	1,011,500
Common stock shares outstanding		12,662,134			12,662,134	12,508,011
Valuation allowance		$ 1,146,650			$ 1,146,650	$ 908,053	662,213
Statutory rate					21.00%	21.00%
Deferred tax assets		1,146,650			$ 1,146,650	$ 908,053	662,213
Reserve of obsolete inventory		0			0	0	0
Deferred revenue		$ 135,551			$ 135,551	$ 149,966	$ 0
Weighted average common shares basic		12,642,678	12,570,534	12,508,011		12,508,011	12,508,011
Additional common shares		740,305			740,305	390,000
Additional warrants convertible, shares						390,000
Federal tax rate	21.00%					35.00%
Additional common warrants		700,305			700,305
Fully diluted weighted average common shares		24,824,912